UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21196 and 811-21299

Name of Fund: BBIF Money Fund and Master Money LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BBIF Money Fund and Master Money LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 626-1960

Date of fiscal year end: 03/31/2015

Date of reporting period: 12/31/2014

Item 1 – Schedule of Investments

Schedule of Investments December 31, 2014 (Unaudited)	BBIF Money Fund (Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Money LLC	$2,440,069,056
Total Investments (Cost - $ 2,440,069,056)– 100.0%	2,440,069,056
Liabilities in Excess of Other Assets – (0.0)%	(50,778,147)
Net Assets – 100.0%	$2,389,290,909

BBIF Money Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Money LLC (the "Master LLC"), which has the same investment objective and strategies as the Fund. As of

December 31, 2014, the value of the investment and the percentage owned by the Fund of the Master LLC was $2,440,069,056 and 31.7%, respectively.

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 – unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, refer to the Master LLC’s most recent financial statements as contained in its semi-annual report.

As of December 31, 2014, the Fund's investment in the Master LLC was classified as Level 2.

During the period ended December 31, 2014, there were no transfers between levels.

BBIF MONEY FUND	December 31, 2014	1

Schedule of Investments December 31, 2014 (Unaudited)	Master Money LLC (Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Domestic — 0.2%
State Street Bank & Trust, 0.28%, 10/23/15 (a)	$20,000	$20,000,000
Yankee (b) — 42.8%
Bank of Montreal, Chicago (a):
0.23%, 1/08/15	50,000	50,000,000
0.24%, 4/09/15	50,000	50,000,000
0.24%, 5/29/15	80,000	80,000,000
0.24%, 7/16/15	76,000	76,000,000
Bank of Nova Scotia, Houston (a):
0.26%, 6/24/15	175,000	175,000,000
0.24%, 7/09/15	42,000	42,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., NY, 1.00%, 3/27/15 (a)	32,000	32,054,731
BNP Paribas SA, NY:
0.30%, 2/04/15	100,000	100,000,000
0.25%, 3/02/15	75,000	75,000,000
Canadian Imperial Bank of Commerce, NY, 0.32%, 6/01/15 (a)	115,000	115,000,000
Citibank NA:
0.25%, 2/06/15	120,000	120,000,000
0.25%, 5/11/15	70,000	70,000,000
Credit Agricole Corp., NY, 0.26%, 3/02/15	100,000	100,000,000
Credit Industriel et Commercial, NY, 0.30%, 1/08/15	29,750	29,750,000
Mitsubishi UFJ Trust & Banking Corp.:
0.25%, 4/24/15	110,000	110,000,000
0.25%, 4/29/15	128,500	128,500,000
National Australia Bank Ltd., NY, 0.23%, 7/10/15 (a)	122,000	122,000,000
National Bank of Canada, NY (a):
0.33%, 3/11/15	48,500	48,500,000
0.26%, 6/19/15	45,000	45,000,000
0.30%, 9/24/15	60,000	60,000,000
Natixis, New York, 0.25%, 2/02/15	25,000	25,000,000
Nordea Bank Finland PLC., NY, 0.52%, 3/17/15 (a)	100,200	100,259,697
Rabobank Nederland NV, NY:
0.35%, 1/12/15	76,000	76,000,000
0.27%, 2/03/15 (a)	100,000	100,000,000
0.28%, 9/16/15 (a)	89,000	89,000,000
Royal Bank of Canada, NY (a):
0.30%, 1/13/15	30,000	30,000,000
0.30%, 2/04/15	53,500	53,500,000
0.25%, 11/10/15	75,000	75,000,000
0.25%, 11/12/15	35,000	35,000,000
Certificates of Deposit	Par (000)	Value
Yankee (concluded)
Skandinaviska Enskilda Banken, NY:
0.25%, 2/06/15	$107,000	$107,000,000
0.25%, 3/03/15	50,000	50,000,000
0.25%, 4/24/15	107,000	107,000,000
Societe Generale, New York, 0.25%, 2/02/15	40,000	40,000,000
Sumitomo Mitsui Banking Corp., NY:
0.25%, 2/06/15	120,000	120,000,000
0.25%, 3/17/15	83,000	83,000,000
Sumitomo Mitsui Trust Bank Ltd., NY:
0.27%, 4/15/15	50,000	50,000,000
0.25%, 4/20/15	18,000	18,000,000
0.26%, 6/01/15	130,000	130,000,000
Toronto-Dominion Bank, NY, 0.24%, 10/06/15 (a)	81,000	81,000,000
UBS AG, Stamford, 0.28%, 3/05/15 (a)	125,000	125,000,000
Wells Fargo Bank NA, 0.25%, 6/12/15 (a)	50,000	50,000,000
Westpac Banking Corp., NY, 0.24%, 5/05/15 (a)	118,000	118,000,000
		3,291,564,428
Total Certificates of Deposit — 43.0%		3,311,564,428

Commercial Paper
ANZ New Zealand International Ltd., 0.25%, 6/04/15 (a)	15,000	15,000,000
Australia & New Zealand Banking Group Ltd., 0.24%, 2/25/15 (a)	50,000	50,000,000
Bank of Nova Scotia, 0.24%, 2/10/15 (c)(d)	50,000	49,986,049
Bedford Row Funding Corp., 0.29%, 11/20/15 (a)(c)	40,000	40,000,000
Caisse Centrale Desjardin, 0.13%, 1/05/15 (d)	61,000	60,998,899
Chariot Funding LLC (d):
0.27%, 8/05/15	35,500	35,442,224
0.26%, 8/13/15	12,000	11,980,500
Charta LLC (d):
0.25%, 2/06/15	108,000	107,972,250
0.25%, 5/04/15	50,000	49,956,944
Collateralized Commercial Paper Co. LLC (d):
0.30%, 3/16/15	19,000	18,988,125
0.35%, 6/26/15	168,000	167,710,900
0.39%, 7/02/15	75,000	74,851,312

Master Money LLC	December 31, 2014	1

Schedule of Investments (continued)	Master Money LLC (Percentages shown are based on Net Assets)

Commercial Paper	Par (000)	Value
Commonwealth Bank of Australia (a):
0.24%, 4/23/15	$39,000	$38,999,386
0.24%, 5/18/15	35,000	35,000,000
CPPIB Capital, Inc., 0.30%, 2/09/15 (d)	41,500	41,486,167
CRC Funding LLC, 0.25%, 2/04/15 (d)	31,000	30,992,465
DNB Bank ASA, 0.23%, 4/28/15 (d)	34,000	33,974,368
Erste Abwicklungsanstalt, 0.21%, 5/18/15 (d)	50,000	49,959,750
General Electric Capital Corp. (d):
0.20%, 2/02/15	20,000	19,996,333
0.21%, 2/17/15	62,000	61,982,640
Gotham Funding Corp., 0.11%, 1/02/15 (c)(d)	18,232	18,231,888
ING (U.S.) Funding LLC, 0.24%, 1/16/15 (d)	81,000	80,991,360
Kells Funding LLC (a):
0.24%, 2/13/15 (c)	97,000	97,000,735
0.24%, 4/30/15	50,000	50,000,000
0.24%, 9/22/15 (c)	34,500	34,497,289
LMA Americas LLC, 0.11%, 1/02/15 (c)(d)	35,000	34,999,786
Natixis, NY, 0.10%, 1/02/15 (d)	150,000	149,999,167
Nederlandse Waterschapsbank NV (a):
0.23%, 7/09/15	17,500	17,500,000
0.23%, 10/01/15	85,000	85,000,000
Nieuw Amsterdam Receivables Corp. (d):
0.10%, 1/02/15	53,406	53,405,703
0.23%, 1/08/15	10,000	9,999,489
Societe Generale SA, 0.22%, 2/04/15 (d)	23,500	23,494,974
Starbird Funding Corp., 0.32%, 5/27/15 (d)	35,000	34,954,267
Victory Receivables Corp., 0.11%, 1/02/15 (d)	95,041	95,040,419
Westpac Banking Corp., 0.24%, 4/17/15 (a)	65,000	65,000,000
Total Commercial Paper — 24.0%		1,845,393,389

Corporate Notes
MetLife Global Funding I, 1.70%, 6/29/15 (c)	66,600	67,046,166
Svenska Handelsbanken AB, 0.31%, 6/15/15 (a)(c)	65,600	65,600,000
Total Corporate Notes — 1.7%		132,646,166
Municipal Bonds (e)	Par (000)	Value
California HFA, HRB, M/F Housing, Series E (Fannie Mae LOC), 0.04%, 1/07/15	$5,705	$5,705,000
California HFA, RB, VRDN, S/F Housing:
Home Mortgage, Series E-1, AMT (Freddie Mac, Fannie Mae LOC), 0.03%, 1/07/15	1,025	1,025,000
Home Mortgage, Series M, AMT (Fannie Mae, Freddie Mac LOC), 0.04%, 1/07/15	15,420	15,420,000
Series A, AMT (Freddie Mac, Fannie Mae LOC), 0.04%, 1/07/15	6,095	6,095,000
California Statewide Communities Development Authority, HRB, VRDN, Knolls at Green Valley, M/F Housing, Series FF, AMT (Fannie Mae Liquidity Agreement), 0.06%, 1/07/15	13,205	13,205,000
County of Shelby Tennessee, GO, VRDN, Public Improvement and School Bonds, Series B (Bank of New York Mellon SBPA), 0.03%, 1/07/15	10,005	10,005,000
Illinois Finance Authority, Refunding RB, VRDN, Little Co. of Mary Hospital and Health Care Centers, Series B (JPMorgan Chase Bank NA LOC), 0.04%, 1/07/15	24,300	24,300,000
Illinois Housing Development Authority, Refunding RB, VRDN, Sub-Series A5 (Federal Home Loan Bank SBPA), 0.11%, 1/07/15	20,000	20,000,000
Indiana Finance Authority, Refunding RB, VRDN, Sisters of St. Francis, Series B (JPMorgan Chase Bank LOC), 0.05%, 1/07/15	20,700	20,700,000
Los Angeles Community Redevelopment Agency California, Refunding RB, VRDN, Promenade Towers Project (Freddie Mac Liquidity Agreement), 0.05%, 1/07/15	34,300	34,300,000
Nebraska Investment Finance Authority, Refunding RB, VRDN, S/F Housing, Series B (Ginnie Mae, Fannie Mae & Federal Home Loan Bank SBPA), 0.02%, 1/07/15	16,350	16,350,000

Master Money LLC	December 31, 2014	2

Schedule of Investments (continued)	Master Money LLC (Percentages shown are based on Net Assets)

Municipal Bonds (e)	Par (000)	Value
New York City Housing Development Corp., HRB, VRDN, M/F Housing, Series A (Fannie Mae LOC):
90 West Street 0.02%, 1/07/15	$40,830	$40,830,000
West 89th Street Development, AMT, 0.04%, 1/07/15	35,600	35,600,000
New York City Industrial Development Agency, RB, FLOATS, VRDN, New York Law School Project, Series A (JPMorgan Chase Bank NA LOC), 0.05%, 1/07/15	17,100	17,100,000
New York State HFA, HRB, VRDN, Series A:
10 Barclay Street, AMT (Fannie Mae Liquidity Facility), 0.02%, 1/07/15	71,245	71,245,000
125 West 31st Street Housing, AMT (Fannie Mae SBPA, Fannie Mae Guarantor), 0.04%, 1/07/15	30,000	30,000,000
316 11th Avenue Housing, AMT (Fannie Mae Liquidity SBPA, Fannie Mae Guarantor), 0.04%, 1/07/15	35,000	35,000,000
360 West 43rd Street, AMT (Fannie Mae Liquidity Facility), 0.04%, 1/07/15	22,000	22,000,000
750 6th Ave, AMT (Fannie Mae Liquidity Facility), 0.04%, 1/07/15	34,500	34,500,000
Biltmore Tower, AMT (Fannie Mae Liquidity Facility), 0.04%, 1/07/15	65,000	65,000,000
East 39th Street Housing, AMT (Fannie Mae Liquidity Facility), 0.04%, 1/07/15	5,300	5,300,000
AMT (Fannie Mae Liquidity Guarantor), 0.04%, 1/07/15	28,100	28,100,000
Victory Housing, AMT (Freddie Mac SBPA), 0.04%, 1/07/15	26,300	26,300,000
Worth Street, AMT (Fannie Mae Liquidity Facility), 0.04%, 1/07/15	23,100	23,100,000
Wayne County Airport Authority, RB, FLOATS, VRDN, Series 3072 (Credit Suisse New York NY SBPA), 0.04%, 1/07/15 (c)	41,945	41,945,000
Total Municipal Bonds — 8.4%		643,125,000
Time Deposits	Par (000)	Value
Credit Agricole Corporate & Investment Bank, 0.07%, 1/02/15	$62,235	$62,235,000
ING Bank NV, 0.12%, 1/05/15	67,000	67,000,000
Natixis SA, 0.05%, 1/02/15	150,000	150,000,000
Total Time Deposits — 3.6%		279,235,000

U.S. Government Sponsored Agency Obligations
Fannie Mae Variable Rate Notes, 0.14%, 2/27/15 (a)	75,000	74,997,003
Federal Home Loan Bank Variable Rate Notes:
0.06%, 1/28/15 (d)	85,000	84,996,033
0.13%, 5/20/16 (a)	25,000	24,994,690
Total U.S. Government Sponsored Agency Obligations — 2.4%		184,987,726

U.S. Treasury Obligations
U.S. Treasury Notes (a):
0.11%, 4/30/16	35,000	35,000,000
0.09%, 10/31/16	40,000	39,965,060
Total U.S. Treasury Obligations — 1.0%		74,965,060

Repurchase Agreements
Citigroup Global Markets, Inc., 0.62%, 2/04/15(Purchased on 12/31/2014 to be repurchased at $127,076,553, collateralized by various U.S. Treasury and Corporate/Debt Obligations, 0.00% to 6.06%, due 10/15/20 to 6/12/50, original par and fair values of $810,377,751, and $148,572,847, respectively) (e)	127,000	127,000,000
Total Value of Citigroup Global Markets, Inc., (collateral value of )		127,000,000
Credit Suisse Securities (USA) LLC, 0.40%, 1/02/15(Purchased on 12/31/2014 to be repurchased at $247,005,489, collateralized by various Corporate/Debt Obligations and a Government Sponsored Agency Obligation, 0.00% to 6.38%, due 4/25/18 to 12/25/65, original par and fair values of $969,610,779, and $296,402,037, respectively)	247,000	247,000,000

Master Money LLC	December 31, 2014	3

Schedule of Investments (continued)	Master Money LLC (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Credit Suisse Securities (USA) LLC, 0.50%, 2/04/15(Purchased on 12/31/14 to be repurchased at $18,008,750, collateralized by a Corporate/Debt Obligation, 2.71%, due 4/28/37, original par and fair values of $46,890,000 and $21,600,050, respectively) (e)	$18,000	$18,000,000
Total Value of Credit Suisse Securities (USA) LLC (collateral value of )		265,000,000
Federal Reserve Bank of New York, 0.05%, 1/02/15(Purchased on 12/29/14 to be repurchased at $150,000,833, collateralized by a U.S. Treasury Obligation, 3.13%, due 2/15/42, original par and fair values of $138,010,800 and $150,000,454, respectively)	150,000	150,000,000
Federal Reserve Bank of New York, 0.10%, 1/05/15(Purchased on 12/31/14 to be repurchased at $150,002,500, collateralized by various U.S. Treasury Obligations, 3.63% to 3.88%, due 5/15/18 to 2/15/21, original par and fair values of $136,123,900 and $150,510,872, respectively) (e)	150,000	150,000,000
Total Value of Federal Reserve Bank of New York (collateral value of )		300,000,000
Goldman Sachs & Co., 0.16%, 1/05/15(Purchased on 12/29/14 to be repurchased at $280,008,711, collateralized by various U.S. Government Sponsored Agency Obligations, 4.00% to 6.38%, due 4/15/41 to 11/25/44, original par and fair values of $1,344,971,634 and $299,600,000, respectively)	280,000	280,000,000
Total Value of Goldman Sachs & Co., (collateral value of )		280,000,000

Repurchase Agreements	Par (000)	Value
HSBC Securities (USA) Inc., 0.25%, 1/02/15(Purchased on 3/11/14 to be repurchased at $5,010,313, collateralized by various U.S. Government Sponsored Agency Obligations and various Corporate/Debt Obligations, 0.00% to 0.68%, due 2/12/15 to 12/16/19, original par and fair values of $6,168,000 and $6,152,540, respectively)	$5,000	$5,000,000
Total Value of HSBC Securities (USA) Inc., (collateral value of )		5,000,000
Mizuho Securities USA, Inc., 0.08%, 1/02/15(Purchased on 12/31/14 to be repurchased at $5,000,022, collateralized by various U.S. Government Sponsored Agency Obligations, 4.08% to 5.94%, due 12/15/40 to 9/15/42, original par and fair values of $98,846,127 and $5,360,665, respectively)	5,000	5,000,000
Mizuho Securities USA, Inc., 1.13%, 2/02/15(Purchased on 12/31/14 to be repurchased at $90,093,225, collateralized by a U.S. Government Sponsored Agency Obligation and a Corporate/Debt Obligation, 2.15% to 10.98%, due 12/20/26 to 6/15/27, original par and fair values of $203,478,699 and $96,784,866, respectively) (e)	90,000	90,000,000
Total Value of Mizuho Securities USA, Inc. (collateral value of )		95,000,000
Morgan Stanley & Co. LLC, 0.10%, 1/02/15(Purchased on 12/31/14 to be repurchased at $45,000,250, collateralized by various U.S. Government Sponsored Agency Obligations, 0.21% to 4.00%, due 6/13/17 to 12/20/44, original par and fair values of $42,768,356 and $45,900,000, respectively)	45,000	45,000,000
Total Value of Morgan Stanley & Co. LLC, (collateral value of )		45,000,000

Master Money LLC	December 31, 2014	4

Schedule of Investments (continued)	Master Money LLC (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Wells Fargo Securities, LLC, 0.25%, 1/02/15(Purchased on 8/05/14 to be repurchased at $24,025,000, collateralized by various Corporate/Debt Obligations, 0.00% to 5.15%, due 10/01/15 to 6/03/24, original par and fair values of $25,075,084 and $25,200,000, respectively)	$24,000	$24,000,000
Wells Fargo Securities, LLC, 0.46%, 1/12/15(Purchased on 10/14/14 to be repurchased at $19,822,770, collateralized by various Corporate/Debt Obligations, 5.00% to 6.45%, due 6/15/35 to 3/01/43, original par and fair values of $18,080,049 and $20,901,647, respectively	19,800	19,800,000
Repurchase Agreements	Par (000)	Value
Wells Fargo Securities, LLC, 0.40%, 2/04/15(Purchased on 11/05/14 to be repurchased at $30,030,333, collateralized by various Corporate/Debt Obligations, 4.30% to 6.95%, due 6/01/35 to 3/15/44, original par and fair values of $28,257,932 and $31,588,745, respectively)	$30,000	$30,000,000
Total Value of Wells Fargo Securities, LLC (collateral value of )		73,800,000
Total Repurchase Agreements — 15.5%		1,190,800,000
Total Investments (Cost — $7,662,716,769*) — 99.6%		7,662,716,769
Other Assets Less Liabilities — 0.4%		32,881,127
Net Assets — 100.0%		$7,695,597,896

Notes to Schedule of Investments
*	Cost for federal income tax purpose.
(a)	Variable rate security. Rate shown is as of report date.
(b)	Issuer is a U.S. branch of foreign domiciled bank.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.
(e)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
Portfolio Abbreviations

AMT	Alternative Minimum Tax (subject to)
FLOATS	Floating Rate Securities
GO	General Obligation Bonds
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
LOC	Letter of Credit
M/F	Multi-Family
RB	Revenue Bonds
SBPA	Stand-by Bond Purchase Agreements
S/F	Single-Family
VRDN	Variable Rate Demand Notes

Master Money LLC	December 31, 2014	5

Schedule of Investments (concluded)	Master Money LLC

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 – unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Master LLC has the ability to access

•	Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master LLC’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, refer to the Master LLC’s most recent financial statements as contained in its semi-annual report.

As of December 31, 2014, the following table summarizes the Master LLC's investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Total Investments[1]	—	$7,662,716,769	—	$7,662,716,769

[1]	See above Schedule of Investments for values in each security type.

The carrying amount for certain of the Master LLC’s liabilities approximates fair value for financial statement purposes. As of December 31, 2014, a bank overdraft of $584,331 is categorized as Level 2.

During the period ended December 31, 2014, there were no transfers between levels.

Master Money LLC	December 31, 2014	6

Item 2 –	Controls and Procedures
2(a) –	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.
Item 3 –	Exhibits
Certifications – Attached hereto
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BBIF Money Fund and Master Money LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BBIF Money Fund and Master Money LLC

Date: February 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BBIF Money Fund and Master Money LLC

Date: February 23, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BBIF Money Fund and Master Money LLC

Date: February 23, 2015